Note 4 - Property and Equipment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	$ 278,502	$ 48,819	$ 401,098	$ 88,885	$ 210,123	$ 70,725
Depreciation	$ 189,555	$ 48,819	$ 275,484	$ 88,885